Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Capitalized leases	$ 283	$ 265
Total long-term debt and capital lease obligations	74,767	69,843
Current maturities of long-term debt	(5,477)	(3,485)
Long-term debt and capital lease obligations (noncurrent)	69,290	66,358
Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	76,037	71,113
Unamortized (discount) premium - net	(1,553)	(1,535)
Total notes and debentures	74,484	69,578
Notes And Debentures Maturing 2015-2022 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	0.60%	0.60%
Notes and debentures interest rates, Maximum	2.99%	2.99%
Debt instrument, maturity date range, start	Dec. 31, 2015	Dec. 31, 2015
Debt instrument, maturity date range, end	Dec. 31, 2022	Dec. 31, 2022
Notes And Debentures Maturing 2015-2022 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	18,774	13,969
Notes And Debentures Maturing 2013-2045 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	3.00%	3.00%
Notes and debentures interest rates, Maximum	4.99%	4.99%
Debt instrument, maturity date range, start	Dec. 31, 2014	Dec. 31, 2013
Debt instrument, maturity date range, end	Dec. 31, 2045	Dec. 31, 2045
Notes And Debentures Maturing 2013-2045 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	22,327	14,590
Notes And Debentures Maturing 2013-2095 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	5.00%	5.00%
Notes and debentures interest rates, Maximum	6.99%	6.99%
Debt instrument, maturity date range, start	Dec. 31, 2014	Dec. 31, 2013
Debt instrument, maturity date range, end	Dec. 31, 2095	Dec. 31, 2095
Notes And Debentures Maturing 2013-2095 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	28,513	35,226
Notes And Debentures Maturing 2013-2097 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	7.00%	7.00%
Notes and debentures interest rates, Maximum	9.10%	9.10%
Debt instrument, maturity date range, start	Dec. 31, 2014	Dec. 31, 2013
Debt instrument, maturity date range, end	Dec. 31, 2097	Dec. 31, 2097
Notes And Debentures Maturing 2013-2097 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	6,268	7,059
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	1	2
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	$ 154	$ 267